SEGMENT INFORMATION - Summary of Net Sales by Customer by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	R$ 39,737,368	R$ 25,865,001		R$ 20,437,835
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Revenue	244,293,722	175,047,270		118,049,722
Operating segments [member] | Raízen | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	29,652,112	27,464,271		19,625,060
Operating segments [member] | Raízen | Sugar [member]
Disclosure of operating segments [line items]
Revenue	23,695,768	13,946,480		10,241,141
Operating segments [member] | Raízen | Gasoline [Member]
Disclosure of operating segments [line items]
Revenue	66,586,914	55,158,035		36,127,017
Operating segments [member] | Raízen | Diesel [member]
Disclosure of operating segments [line items]
Revenue	106,684,577	71,828,092		46,967,219
Operating segments [member] | Raízen | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	3,688,108	3,968,947		2,282,158
Operating segments [member] | Raízen | Other [member]
Disclosure of operating segments [line items]
Revenue	13,986,243	7,288,547		2,807,127
Operating segments [member] | Gas and Power [member]
Disclosure of operating segments [line items]
Revenue	20,133,787	12,330,209		9,093,170
Operating segments [member] | Gas and Power [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	19,895,243	11,709,714		8,317,691
Operating segments [member] | Gas and Power [member] | Electricity trading [member]
Disclosure of operating segments [line items]
Revenue	238,544	620,495		775,479
Operating segments [member] | Gas and Power [member] | Cogeneration [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	970,208	637,489		389,732
Operating segments [member] | Gas and Power [member] | Other [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	408,431	242,226		59,104
Operating segments [member] | Gas and Power [member] | Industrial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	13,460,397	7,386,258		5,030,738
Operating segments [member] | Gas and Power [member] | Residential [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	2,103,984	1,610,286		1,381,597
Operating segments [member] | Gas and Power [member] | Automotive [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	958,363	364,664		220,130
Operating segments [member] | Gas and Power [member] | Commercial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	776,042	448,615		350,760
Operating segments [member] | Gas and Power [member] | Construction revenue [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	1,217,818	1,020,176		885,630
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Revenue	8,980,077	6,112,457		4,415,575
Operating segments [member] | Moove [member] | Finished product [member]
Disclosure of operating segments [line items]
Revenue	8,094,216	5,088,102		3,891,551
Operating segments [member] | Moove [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	596,443	457,991		392,153
Operating segments [member] | Moove [member] | Services [member]
Disclosure of operating segments [line items]
Revenue	289,418	566,364		131,871
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Revenue	9,841,508	7,439,632		6,966,159
Operating segments [member] | Logistics [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	7,635,243	5,479,583		5,270,436
Operating segments [member] | Logistics [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	1,739,391	1,624,084		1,409,872
Operating segments [member] | Logistics [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	466,874	335,965		285,851
Operating segments [member] | Cosan Investments
Disclosure of operating segments [line items]
Revenue	834,616	31,502
Operating segments [member] | Cosan Investments | Lease and sale of lands
Disclosure of operating segments [line items]
Revenue	834,616	31,502
Operating segments [member] | Other investments [member]
Disclosure of operating segments [line items]
Revenue	10,416
Operating segments [member] | Other investments [member] | Digital platforms [Member]
Disclosure of operating segments [line items]
Revenue	2,804
Operating segments [member] | Other investments [member] | Logistic services [Member]
Disclosure of operating segments [line items]
Revenue	7,612
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue		8,292		818
Deconsolidation of joint venture and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(244,356,758)	(175,104,361)		(118,087,609)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(63,036)	(57,091)		(37,887)
Elimination of intersegment amounts [member] | Raízen
Disclosure of operating segments [line items]
Revenue		R$ (4,607,102)	[1]

[1]	On June 1, 2021, Raízen S.A. started to consolidate Raízen Energia and, with that, the balances between the entities started to be presented net.